Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Basic and Diluted Income per Ordinary Share	As of September 30, 2026, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into Ordinary Shares and then share in the earnings of the Company. As a result, diluted income per Ordinary Share is the same as basic income per Ordinary Share for the periods presented.
	For the Three Months Ended September 30, 2026	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2026	For the Nine Months Ended September 30, 2025
Ordinary Shares subject to possible redemption
Numerator:
Net income allocable to Ordinary Shares subject to possible redemption	$636,370	$1,238,944	$1,850,595	$3,649,962
Denominator:
Weighted average shares outstanding, redeemable Ordinary Shares	17,250,000	17,250,000	17,250,000	17,250,000
Basic and diluted net income per share, redeemable Ordinary Shares	$0.04	$0.07	$0.11	$0.21

Non-redeemable Ordinary Shares
Numerator:
Net income allocable to Ordinary Shares not subject to redemption	$253,307	$493,163	$736,631	$1,452,870
Denominator:
Weighted average shares outstanding, non-redeemable Ordinary Shares	6,866,375	6,866,375	6,866,375	6,866,375
Basic and diluted net income per share, non-redeemable Ordinary Shares	$0.04	$0.07	$0.11	$0.21
As a result, diluted income per Ordinary Share is the same as basic income per Ordinary Share for the periods presented.
	For the Year Ended December 31, 2025	For the Period from June 18, 2024 (inception) through December 31, 2024
Ordinary Shares subject to possible redemption
Numerator:
Net income allocable to Ordinary Shares subject to possible redemption	$4,735,874	$487,178
Denominator:
Weighted average shares outstanding, redeemable Ordinary Shares	17,250,000	5,016,582
Basic and diluted net income per share, redeemable Ordinary Shares	$0.27	$0.10

Non-redeemable Ordinary Shares
Numerator:
Net income allocable to common stock not subject to redemption	$1,885,118	$555,046
Denominator:
Weighted average shares outstanding, non-redeemable Ordinary Shares	6,866,375	5,715,425
Basic and diluted net income per share, non-redeemable Ordinary Shares	$0.27	$0.10

Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of September 30, 2026 and December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying condensed balance sheets are reconciled in the following table:
	As of September 30, 2026	As of December 31, 2025

Balance brought forward	$181,847,374	$174,580,335
Plus:
Remeasurement of carrying value to redemption value	4,913,790	7,267,039
Class A Ordinary Shares subject to possible redemption	$186,761,164	$181,847,374
As of December 31, 2025 and 2024, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying balance sheets are reconciled in the following table:
	As of December 31, 2025	As of December 31, 2024

Balance brought forward	$174,580,335	$-
Gross proceeds	-	172,500,000
Less:
Proceeds allocated to Public Warrants	-	(517,500)
Public Shares issuance costs	-	(10,808,941)
Plus:
Remeasurement of carrying value to redemption value	7,267,039	13,406,776
Class A Ordinary Shares subject to possible redemption	$181,847,374	$174,580,335